UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           KOM Capital Management, LLC
                Knoll Capital Management, L.P.
Address:        200 Park Avenue
                Suite 3900
                New York, New York 10166

Form 13F File Number: 028-11425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick G. O'Neill
Title:   Chief Operating Officer
Phone:   (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, May 15, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  33 Data Records

Form 13F Information Table Value Total:  $251,175,000

List of Other Included Managers:  NONE

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        Column 1           Column 2    Column 3    Column 4      Column 5          Column 6   Column 7          Column 8
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     NAME OF ISSUER        TITLE OF      CUSIP      VALUE   SHRS OR   SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
                            CLASS                  (x$1000) PRN AMT   PRN  CALL   DISCRETION  MANAGERS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SOLE    SHARED  NONE
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
Alfacell Corp.               COM        015404106     8375   2281430   SH            SOLE                2262080
-------------------------------------------------------------------------------------------------------------------------------
Altair Nanotechnologies      COM        021373105      356    100000   SH            SOLE                 100000
-------------------------------------------------------------------------------------------------------------------------------
American Pharmaceuticals     COM        02886P109    30882   1083955   SH            SOLE                1083955
Ptn
-------------------------------------------------------------------------------------------------------------------------------
Ampex Corp.                  COM        032092306     4690    233572   SH            SOLE                 233575
-------------------------------------------------------------------------------------------------------------------------------
ATP Oil and Gas Corp         COM        00208J108    50796   1156825   SH            SOLE                1156825
-------------------------------------------------------------------------------------------------------------------------------
Bioveris Corp.               COM        090676107     2436    621400   SH            SOLE                 621400
-------------------------------------------------------------------------------------------------------------------------------
Cameco Corp.                 COM        13321L108     3600    100000   SH            SOLE                100,000
-------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.      COM        165167107     3163    100700   SH            SOLE                 100700
-------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.      CALL       165167907     5629      8660        CALL     SOLE                   8660
-------------------------------------------------------------------------------------------------------------------------------
Delta Pete Corp              COM        247907207    12243    582432   SH            SOLE                 582432
-------------------------------------------------------------------------------------------------------------------------------
Discovery Laboratories       COM        254668106     2063    281400   SH            SOLE                 281400
Inc. N
-------------------------------------------------------------------------------------------------------------------------------
Encana Corp                  COM        292505104     7626    163200   SH            SOLE                 163200
-------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA  SPONSORED ADR   338488109    42898   2045838   SH            SOLE                2027338
-------------------------------------------------------------------------------------------------------------------------------
Goldcorp Inc. New            COM        380956409     5311    181600   SH            SOLE                 181600
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Hudbay Minerals, Inc.        COM        NO CUSIP(1)   8450   1000000   SH            SOLE                1000000
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Hythiam Inc                  COM        44919F104    18156   1985600   SH            SOLE                1975600
-------------------------------------------------------------------------------------------------------------------------------
International Uranium        COM        NO CUSIP(2)    557    100000   SH            SOLE                 100000
Corp.
-------------------------------------------------------------------------------------------------------------------------------
Laramide Resources Ltd.      COM        NO CUSIP(3)    636    130400   SH            SOLE                 130400
-------------------------------------------------------------------------------------------------------------------------------
Medivation Inc               COM        58501N101     7196   1693250   SH            SOLE                1693250
-------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.         COM        651639106      138      2663   SH            SOLE                   2663
-------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.         CALL       651639906     5538      7800        CALL     SOLE                   7800
-------------------------------------------------------------------------------------------------------------------------------
On Track Innovation Ltd      COM        M8791A109      111      8827   SH            SOLE                   8827
-------------------------------------------------------------------------------------------------------------------------------
Parallel Pete Corp. Del      COM        699157103     2624    142200   SH            SOLE                 142200
-------------------------------------------------------------------------------------------------------------------------------
Parkervision Inc.            COM        701354102     5272    483200   SH            SOLE                 483200
-------------------------------------------------------------------------------------------------------------------------------

----------
     (1) Hudbay Minerals, Inc.'s security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F
     Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, KOM Capital
     Management, LLC, has chosen to include this security for informational purposes.

     (2) International Uranium Corp.'s security is not listed in the U.S. Securities and Exchange Commission's Official List of
     13F Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, KOM Capital
     Management, LLC, has chosen to include this security for informational purposes.

     (3) Laramide Resources Ltd.'s security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F
     Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, KOM Capital
     Management, LLC, has chosen to include this security for informational purposes.

------------------------------------------------------------------------------------------------------------------------------
Pozen Inc.                   COM        73941U102      534     32000   SH            SOLE                 32000
------------------------------------------------------------------------------------------------------------------------------
Precision Drilling TR      TR UNIT      740215108     3719    115000   SH            SOLE                115000
------------------------------------------------------------------------------------------------------------------------------
Radiologix Inc               COM        75040K109      413    223000   SH            SOLE                223000
------------------------------------------------------------------------------------------------------------------------------
Santarus Inc.                COM        802817304      882    118100   SH            SOLE                118100
------------------------------------------------------------------------------------------------------------------------------
Silver Wheaton Corp          COM        828336107     1387    130000   SH            SOLE                130000
------------------------------------------------------------------------------------------------------------------------------
Storm Cat Energy Corp.       COM        862168101     2365    793650   SH            SOLE                793650
------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc                  COM        865378103     3780    450000   SH            SOLE                450000
------------------------------------------------------------------------------------------------------------------------------
Tasker Corp.                 COM        NO CUSIP(4)   7885  11105000   SH            SOLE              11055000
------------------------------------------------------------------------------------------------------------------------------
US Energy Corp. WYO          COM        911805109     1464    203293   SH            SOLE                203293
------------------------------------------------------------------------------------------------------------------------------

----------------
     (4) Tasker Corporation's security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F
     Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, KOM Capital
     Management, LLC, has chosen to include this security for informational purposes.